Drilling rigs, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Cost	Jun. 30, 2013 Accumulated Depreciation	Jun. 30, 2013 Net Book Value
Property, Plant and Equipment [Line Items]
Balance, December 31, 2012	$ 4,376,447	$ 4,399,462	$ 4,968,397	$ (568,935)	$ 4,399,462
Additions			84,713	0	84,713
Depreciation			0	(107,728)	(107,728)
Balance, June 30, 2013	$ 4,376,447	$ 4,399,462	$ 5,053,110	$ (676,663)	$ 4,376,447